Leases-Group as Lessee	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases-Group as Lessee
24. LEASES—GROUP AS LESSEE
The Group leases various offices and facilities. The lease terms are between
1-10
years.

Right-of-use assets
Net Carrying Amount
December 31, 2020	$10,386
December 31, 2021	27,746
Depreciation expense for the year ended
December 31, 2020	$2,810
December 31, 2021	5,593
During 2021, additions to
right-of-use
assets amounted to $23,038 (2020: $10,233).

Amounts Recognized in Profit and Loss	2019	2020	2021
Depreciation expense of right-of-use-assets	$1,643	$2,810	$5,593
Interest expense on lease liabilities	396	751	2,501

	$2,039	$3,561	$8,094
At December 31, 2021 the Group is not committed to any material short-term leases.
Variable lease payment terms are deemed an insignificant portion of the overall liability at December 31, 2021.
The total cash outflow for leases in 2021 amounted to $5,429 (2020: $3,054, 2019: $1,866).